LEASES (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Finance lease liability, current, balance sheet location		All other current liabilities (Note 14)	All other current liabilities (Note 14)
Operating lease liability		$ 722	$ 718		$ 663
Operating lease liability, current, balance sheet location		All other current liabilities (Note 14)	All other current liabilities (Note 14)
Finance lease liability, noncurrent, balance sheet location		All other liabilities (Note 14)	All other liabilities (Note 14)
Operating lease expense	$ 76
Operating lease liability, noncurrent, balance sheet location		All other liabilities (Note 14)	All other liabilities (Note 14)
Finance lease liability		$ 299	$ 311	$ 328
Finance lease, weighted average remaining lease term			13 years 6 months
Finance lease, weighted average discount rate, percent			3.00%